Investment in affiliate companies and available-for-sale securities - Summarized financial information of the affiliate companies (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule of Equity Method Investments [Line Items]
Revenue	$ 143,624		$ 97,127		$ 260,575	$ 188,210
Net income/ (loss)	24,545	$ 1,314	(30,937)	$ (50,726)	25,859	(81,663)
Navios Partners [Member]
Schedule of Equity Method Investments [Line Items]
Revenue	152,009		46,549		217,072	93,039
Time charter and voyage expenses	(5,869)		(1,940)		(8,364)	(5,038)
Direct vessel expenses	(3,989)		(2,385)		(7,143)	(4,934)
Vessel operating expenses	(41,771)		(21,930)		(64,733)	(44,135)
Net income/ (loss)	$ 99,913		$ (14,641)		$ 236,592	$ (25,365)